Dividend per ordinary share - Schedule of dividends to shareholders of the parent (Details) - EUR (€) € / shares in Units, € in Millions			1 Months Ended					6 Months Ended	12 Months Ended
	May 02, 2025	Apr. 22, 2025	May 31, 2025	Oct. 31, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend Per Ordinary Share [Abstract]
Dividend per ordinary share paid (in EUR per share)	€ 0.71		€ 0.710		€ 0.350	€ 0.756	€ 0.350
Dividends per ordinary share (in EUR per share)		€ 1.06		€ 0.161				€ 0.350	€ 1.060	€ 1.106
Dividend declared, per ordinary share (in EUR per share)								€ 0.350
Dividends paid			€ 2,152		€ 1,129	€ 2,497	€ 1,260
Dividends								€ 1,043	€ 3,281	€ 3,757
Dividend declared								€ 1,043